UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	George Putnam Balanced Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	April 30, 2018

Item 1. Schedule of Investments:

George Putnam Balanced Fund

The fund's portfolio
4/30/18 (Unaudited)

COMMON STOCKS (61.9%)(a)
			Shares	Value

Basic materials (2.0%)

Alcoa Corp.(NON)			24,275	$1,242,880

Archer-Daniels-Midland Co.			5,149	233,662

DowDuPont, Inc.			139,908	8,847,782

FMC Corp.			43,221	3,446,010

Iluka Resources, Ltd. (Australia)			106,822	939,450

Monsanto Co.			13,170	1,651,123

PPG Industries, Inc.			2,765	292,758

Sherwin-Williams Co. (The)			12,744	4,685,459

Summit Materials, Inc. Class A(NON)			80,779	2,273,121

W.R. Grace & Co.			12,892	882,328

				24,494,573
Capital goods (5.6%)

AO Smith Corp.			15,791	968,778

Ball Corp.			51,200	2,052,608

Boeing Co. (The)			20,107	6,706,891

Caterpillar, Inc.			62,330	8,997,959

Deere & Co.			13,574	1,836,969

Dover Corp.			28,635	2,654,465

Emerson Electric Co.			128,241	8,516,485

Fortive Corp.			74,568	5,242,876

Honeywell International, Inc.			39,675	5,740,179

KION Group AG (Germany)			37,981	3,169,120

L3 Technologies, Inc.			8,620	1,688,486

Raytheon Co.			31,758	6,508,485

Roper Technologies, Inc.			20,116	5,314,446

Textron, Inc.			43,771	2,719,930

TransDigm Group, Inc.			7,936	2,544,044

Waste Connections, Inc.			35,797	2,588,123

				67,249,844
Communication services (2.2%)

American Tower Corp.(R)			19,915	2,715,609

AT&T, Inc.			143,280	4,685,256

Charter Communications, Inc. Class A(NON)			15,049	4,082,643

Comcast Corp. Class A			123,975	3,891,575

DISH Network Corp. Class A(NON)			64,684	2,170,148

Verizon Communications, Inc.			167,343	8,258,377

				25,803,608
Computers (1.8%)

Apple, Inc.			124,028	20,496,867

RealPage, Inc.(NON)			12,734	681,269

				21,178,136
Conglomerates (0.8%)

Danaher Corp.			98,372	9,868,679

				9,868,679
Consumer cyclicals (7.8%)

Advance Auto Parts, Inc.			16,973	1,942,560

Amazon.com, Inc.(NON)			13,622	21,333,823

Booking Holdings, Inc.(NON)			3,550	7,731,900

Burlington Stores, Inc.(NON)			12,157	1,651,528

Discovery Communications, Inc. Class C(NON)			122,499	2,721,928

Ecolab, Inc.			4,150	600,796

General Motors Co.			187,456	6,887,133

Hilton Worldwide Holdings, Inc.			46,016	3,627,901

Home Depot, Inc. (The)			70,087	12,952,078

Kimberly-Clark Corp.			29,719	3,077,105

Mastercard, Inc. Class A			16,579	2,955,538

NIKE, Inc. Class B			28,085	1,920,733

O'Reilly Automotive, Inc.(NON)			10,110	2,588,868

PearlAbyss Corp. (South Korea)(NON)			5,918	1,431,775

Time Warner, Inc.			93,782	8,890,534

TJX Cos., Inc. (The)			45,233	3,838,020

Walmart, Inc.			58,423	5,168,099

Walt Disney Co. (The)			11,615	1,165,333

Wynn Resorts, Ltd.			18,812	3,502,606

				93,988,258
Consumer staples (4.9%)

Chipotle Mexican Grill, Inc.(NON)			7,982	3,379,020

Church & Dwight Co., Inc.			42,906	1,982,257

Coca-Cola Co. (The)			227,639	9,836,281

Constellation Brands, Inc. Class A			6,262	1,459,860

Costco Wholesale Corp.			24,363	4,803,409

Delivery Hero Holding GmbH (Germany)(NON)			45,807	2,187,283

Kraft Heinz Co. (The)			18,122	1,021,718

Kroger Co. (The)			127,268	3,205,881

McCormick & Co., Inc. (non-voting shares)(S)			38,664	4,075,572

Molson Coors Brewing Co. Class B			62,192	4,430,558

PepsiCo, Inc.			60,515	6,108,384

Pinnacle Foods, Inc.			34,833	2,103,913

Procter & Gamble Co. (The)			97,295	7,038,320

Restaurant Brands International, Inc. (Canada)			30,273	1,647,457

Walgreens Boots Alliance, Inc.			50,521	3,357,120

Yum China Holdings, Inc. (China)			59,710	2,553,200

				59,190,233
Electronics (2.5%)

Intel Corp.			66,076	3,410,843

NXP Semiconductor NV(NON)			46,171	4,843,338

ON Semiconductor Corp.(NON)			263,840	5,825,587

Orbotech, Ltd. (Israel)(NON)			34,971	2,043,006

Qualcomm, Inc.			179,750	9,169,048

Texas Instruments, Inc.			45,580	4,623,179

				29,915,001
Energy (3.8%)

Anadarko Petroleum Corp.			42,672	2,872,679

Cairn Energy PLC (United Kingdom)(NON)			435,734	1,355,725

Cenovus Energy, Inc. (Canada)			738,501	7,396,801

ConocoPhillips			100,770	6,600,435

EOG Resources, Inc.			19,594	2,315,423

Exxon Mobil Corp.			89,059	6,924,337

Noble Energy, Inc.			56,173	1,900,333

ONEOK, Inc.			7,145	430,272

Pioneer Natural Resources Co.			16,052	3,235,281

Seven Generations Energy, Ltd. Class A (Canada)(NON)			147,086	2,098,692

Suncor Energy, Inc. (Canada)			68,307	2,612,153

Total SA (France)			115,435	7,248,901

Williams Cos., Inc. (The)			18,543	477,111

				45,468,143
Financials (10.3%)

American International Group, Inc.			109,315	6,121,640

Assured Guaranty, Ltd.			140,915	5,113,805

Bank of America Corp.			683,293	20,444,127

BlackRock, Inc.			12,814	6,682,501

Chubb, Ltd.			30,988	4,204,142

Citigroup, Inc.			198,275	13,536,234

E*Trade Financial Corp.(NON)			122,490	7,432,693

Gaming and Leisure Properties, Inc.(R)			94,146	3,226,383

Goldman Sachs Group, Inc. (The)			42,636	10,161,438

Intercontinental Exchange, Inc.			47,313	3,428,300

Invesco, Ltd.			95,852	2,776,832

Investment Technology Group, Inc.			72,837	1,472,764

JPMorgan Chase & Co.			89,022	9,683,813

KKR & Co. LP			366,494	7,674,384

Oportun Financial Corp. (acquired 6/23/15, cost $386,984) (Private)(F)(RES)(NON)			135,784	291,141

Prudential PLC (United Kingdom)			341,577	8,760,550

Raymond James Financial, Inc.			40,389	3,624,913

Visa, Inc. Class A(S)			73,918	9,378,716

				124,014,376
Health care (7.6%)

AbbVie, Inc.			22,843	2,205,492

Alexion Pharmaceuticals, Inc.(NON)			29,089	3,421,739

Amgen, Inc.			23,317	4,068,350

Baxter International, Inc.			44,107	3,065,437

Becton Dickinson and Co.			38,347	8,891,519

Biogen, Inc.(NON)			5,384	1,473,062

Boston Scientific Corp.(NON)			178,946	5,139,329

Bristol-Myers Squibb Co.			105,780	5,514,311

Cigna Corp.			15,362	2,639,499

Dentsply Sirona, Inc.			75,212	3,786,172

Eli Lilly & Co.			8,494	688,609

Express Scripts Holding Co.(NON)			6,008	454,806

Gilead Sciences, Inc.			105,444	7,616,220

HCA Healthcare, Inc.			12,044	1,153,093

Intuitive Surgical, Inc.(NON)			6,899	3,040,941

Jazz Pharmaceuticals PLC(NON)			27,453	4,173,954

Johnson & Johnson			51,111	6,465,030

Merck & Co., Inc.			93,504	5,504,580

Mettler-Toledo International, Inc.(NON)			2,792	1,563,325

Nektar Therapeutics(NON)			9,207	770,258

Pfizer, Inc.			114,530	4,192,943

UnitedHealth Group, Inc.			48,168	11,386,915

Vertex Pharmaceuticals, Inc.(NON)			26,510	4,060,272

				91,275,856
Semiconductor (0.6%)

Applied Materials, Inc.			133,764	6,644,058

				6,644,058
Software (3.7%)

Activision Blizzard, Inc.			106,488	7,065,479

Adobe Systems, Inc.(NON)			9,126	2,022,322

Everbridge, Inc.(NON)			56,351	2,104,710

Instructure, Inc.(NON)			41,511	1,683,271

Microsoft Corp.			246,409	23,044,170

Oracle Corp.			108,466	4,953,642

Tencent Holdings, Ltd. (China)			73,981	3,632,206

				44,505,800
Technology services (4.9%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			22,221	3,967,337

Alphabet, Inc. Class A(NON)			20,685	21,069,327

DXC Technology Co.			90,400	9,316,624

Facebook, Inc. Class A(NON)			71,751	12,341,172

Fidelity National Information Services, Inc.			38,543	3,660,429

GoDaddy, Inc. Class A(NON)			29,305	1,891,931

NCSOFT Corp. (South Korea)			13,993	4,693,561

salesforce.com, Inc.(NON)			14,176	1,715,154

				58,655,535
Transportation (0.4%)

Air Canada (Canada)(NON)			62,861	1,235,727

Norfolk Southern Corp.			25,768	3,696,935

				4,932,662
Utilities and power (3.0%)

Ameren Corp.			17,969	1,053,343

American Electric Power Co., Inc.			74,414	5,207,492

CMS Energy Corp.			16,692	787,695

Dominion Energy, Inc.			29,646	1,973,238

Duke Energy Corp.			10,473	839,516

Edison International			17,730	1,161,670

Eni SpA (Italy)			100,260	1,956,555

Exelon Corp.			139,991	5,554,843

FirstEnergy Corp.			20,595	708,468

Kinder Morgan, Inc.			351,245	5,556,696

NextEra Energy, Inc.			21,799	3,573,074

NRG Energy, Inc.			146,176	4,531,456

PG&E Corp.			19,130	881,893

Southern Co. (The)			11,524	531,487

Xcel Energy, Inc.			21,353	1,000,175

				35,317,601

Total common stocks (cost $663,335,436)				$742,502,363

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.1%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.0%)

Government National Mortgage Association Pass-Through Certificates
3.50%, TBA, 5/1/48			$7,000,000	$7,009,297
3.50%, with due dates from 2/20/43 to 1/20/48			8,759,899	8,783,588
3.00%, TBA, 5/1/48			7,000,000	6,823,907
3.00%, with due dates from 8/20/46 to 10/20/46			1,724,073	1,681,983

				24,298,775
U.S. Government Agency Mortgage Obligations (7.1%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 3/1/35			1,489	1,646
4.00%, with due dates from 7/1/42 to 2/1/48			6,161,258	6,311,340
3.50%, with due dates from 12/1/42 to 1/1/47			10,566,468	10,547,138
3.00%, 3/1/43			584,424	567,667

Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38			1,944,136	2,119,926
5.00%, with due dates from 8/1/33 to 1/1/39			573,499	614,467
4.50%, TBA, 5/1/48			19,000,000	19,791,171
4.00%, TBA, 5/1/48			4,000,000	4,074,375
4.00%, with due dates from 9/1/45 to 12/1/47			11,648,464	11,888,722
3.50%, with due dates from 5/1/43 to 1/1/57			17,849,111	17,810,148
3.00%, TBA, 5/1/48			6,000,000	5,789,531
3.00%, with due dates from 2/1/43 to 3/1/47			5,991,711	5,810,880

				85,327,011

Total U.S. government and agency mortgage obligations (cost $111,840,330)				$109,625,786

U.S. TREASURY OBLIGATIONS (11.9%)(a)
			Principal amount	Value

U.S. Treasury Bonds
3.00%, 2/15/47			$7,280,000	$7,148,050
2.75%, 8/15/42(SEG)(SEGSF)			14,160,000	13,379,430

U.S. Treasury Notes
2.125%, 12/31/22			11,140,000	10,823,554
2.00%, 2/15/22			5,880,000	5,729,279
2.00%, 11/30/20			29,730,000	29,293,804
1.875%, 11/30/21			6,480,000	6,300,281
1.625%, 7/31/19			9,580,000	9,493,181
1.50%, 5/31/20			7,770,000	7,609,986
1.375%, 6/30/18(i)			19,000	19,075
1.125%, 12/31/19			30,360,000	29,712,479
1.00%, 8/31/19			23,000,000	22,583,843

Total U.S. treasury obligations (cost $145,723,034)				$142,092,962

CORPORATE BONDS AND NOTES (14.7%)(a)
			Principal amount	Value

Basic materials (0.9%)

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			$668,000	$689,065

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26			1,450,000	1,451,681

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			760,000	761,054

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29			850,000	1,139,095

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			941,000	949,943

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			638,000	620,965

International Paper Co. sr. unsec. notes 8.70%, 6/15/38			10,000	14,227

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27			1,040,000	982,808

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47			132,000	123,313

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26			1,478,000	1,402,332

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			1,265,000	1,696,177

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			187,000	248,421

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			553,000	719,909

				10,798,990
Capital goods (0.4%)

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47			1,040,000	1,031,990

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26			235,000	229,547

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			767,000	954,460

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35			307,000	318,251

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7.875%, 3/1/26			265,000	331,660

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47			1,758,000	1,691,957

United Technologies Corp. sr. unsec. unsub. notes 5.70%, 4/15/40			100,000	113,482

				4,671,347
Communication services (1.3%)

American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)			890,000	830,122

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)			500,000	464,068

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			122,000	113,625

AT&T, Inc. 144A sr. unsec. notes 4.10%, 2/15/28			1,580,000	1,533,210

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23			240,000	239,161

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			960,000	1,029,006

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			356,000	361,722

Charter Communications Operating, LLC/Charter Communications Operating Capital C company guaranty sr. sub. bonds 5.375%, 5/1/47			506,000	476,314

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22			645,000	807,224

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49			525,000	482,749

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			268,000	336,103

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26			610,000	580,873

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27			825,000	775,621

Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)			595,000	565,168

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)			714,000	669,281

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			75,000	79,120

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			313,000	326,047

Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)			170,000	167,895

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			710,000	732,628

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)			95,000	127,826

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			215,000	213,530

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21			835,625	832,592

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)			1,000,000	1,018,500

Telefonica Emisiones SAU company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)			1,050,000	1,041,420

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			252,000	233,716

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27			610,000	609,909

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			700,000	686,000

				15,333,430
Consumer cyclicals (1.7%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39			190,000	273,883

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24			1,045,000	1,219,376

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)			720,000	679,365

Amazon.com, Inc. 144A sr. unsec. bonds 4.05%, 8/22/47			1,005,000	994,107

Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27			850,000	815,969

Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25			330,000	331,357

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			847,000	876,762

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			593,000	530,671

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45			615,000	581,804

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26			258,000	252,856

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			625,000	614,116

Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27			1,510,000	1,436,851

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26			880,000	863,554

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			262,000	250,678

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			252,000	247,703

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25			250,000	243,579

Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24			205,000	196,995

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27			1,200,000	1,161,000

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			320,000	340,758

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			150,000	156,526

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			200,000	196,102

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			1,285,000	1,291,425

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)			320,000	305,600

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27			1,177,000	1,120,676

Moody's Corp. sr. unsec. notes 3.25%, 1/15/28			540,000	508,659

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22			435,000	439,503

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			480,000	461,884

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			540,000	517,025

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			390,000	393,883

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			670,000	694,698

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			1,115,000	1,062,038

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			1,195,000	1,151,872

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			79,000	72,593

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			530,000	524,526

				20,808,394
Consumer staples (1.0%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			1,467,000	1,521,947

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			428,000	418,455

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42			200,000	210,262

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27			1,155,000	1,090,031

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32			606,771	707,102

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36			614,553	603,535

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22			820,000	967,285

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			1,434,000	1,830,233

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			553,000	615,263

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46			670,000	602,814

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			625,000	752,760

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			309,000	357,935

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			1,166,000	1,155,798

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			1,030,000	1,011,383

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			765,000	717,640

				12,562,443
Energy (1.3%)

BG Energy Capital PLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 10/15/21 (United Kingdom)			250,000	254,720

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			670,000	639,407

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)			425,000	411,783

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27			565,000	550,875

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27			1,297,000	1,246,534

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity			2,076,000	1,963,273

Energy Transfer Partners LP sr. unsec. unsub. notes 7.60%, 2/1/24			470,000	528,372

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			330,000	350,940

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			240,000	248,559

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27			945,000	900,027

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			388,000	461,577

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)			315,000	312,244

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41			175,000	210,040

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			348,000	327,973

Philips 66 Partners LP sr. unsec. bonds 3.75%, 3/1/28			781,000	744,501

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28			225,000	218,635

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27			1,280,000	1,320,834

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			480,000	551,386

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28			560,000	518,000

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)			1,285,000	1,251,719

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			427,000	421,475

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			1,417,000	1,419,800

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22			250,000	247,506

				15,100,180
Financials (4.9%)

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27			1,040,000	970,564

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			705,000	728,794

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			310,000	310,775

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			856,000	1,121,360

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42			1,150,000	1,066,703

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)			200,000	213,250

Aviation Capital Group, LLC 144A sr. unsec. unsub. notes 7.125%, 10/15/20			265,000	287,551

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)			135,000	149,344

Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)			1,200,000	1,240,273

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			314,000	325,383

Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 2.885%, 9/15/26			275,000	264,023

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			600,000	698,178

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)			355,000	334,378

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			703,000	715,504

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21			155,000	158,938

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			810,000	836,436

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)			1,060,000	1,053,433

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)			1,213,000	1,277,736

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			824,000	889,595

Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23			462,000	448,364

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			295,000	288,180

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			257,000	273,334

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			708,000	734,769

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25			474,000	484,073

Citigroup, Inc. sr. unsec. FRB 4.075%, 4/23/29			10,000	9,823

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46			1,400,000	1,364,626

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27			1,760,000	1,750,221

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			345,000	347,588

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)			250,000	255,848

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)			718,000	775,440

Cooperative Rabobank UA company guaranty unsec. sub. notes 3.75%, 7/21/26 (Netherlands)			285,000	270,568

Credit Agricole SA 144A unsec.sub. FRN 4.00%, 1/10/33 (France)			340,000	318,693

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)			1,770,000	1,743,236

Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)			729,000	789,864

Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)			1,115,000	1,098,186

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			300,000	305,807

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			217,000	213,474

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23			425,000	438,008

Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29			1,815,000	1,784,074

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27			1,835,000	1,771,732

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			282,000	342,131

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40			1,495,000	1,906,000

Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)			517,000	483,820

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			250,000	247,726

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)			250,000	295,238

HSBC Holdings PLC unsec. sub. notes 4.25%, 8/18/25 (United Kingdom)			455,000	450,579

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24			105,000	103,350

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			2,225,000	2,391,839

JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity			195,000	202,069

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			918,000	943,337

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48			3,225,000	2,947,812

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			555,000	595,539

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			458,000	554,180

Lloyds Banking Group PLC unsec. sub. bonds 4.344%, 1/9/48 (United Kingdom)			304,000	276,312

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)			530,000	530,256

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39			1,290,000	2,003,679

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37			2,564,000	3,192,180

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			285,000	290,821

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)			640,000	636,879

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			840,000	804,396

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			370,000	456,039

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			140,000	138,362

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			359,000	376,950

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			1,153,000	1,163,089

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)			1,045,000	1,080,783

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			420,000	427,605

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)			200,000	196,690

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			430,000	441,650

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)			412,000	417,024

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39			263,000	350,639

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			659,000	623,729

UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)			2,640,000	2,690,530

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			720,000	716,635

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			580,000	597,400

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			710,000	749,623

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			787,000	794,664

				58,527,681
Government (0.4%)

International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7.625%, 1/19/23 (Supra-Nation)			4,000,000	4,807,440

				4,807,440
Health care (0.8%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			194,000	187,722

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			186,000	182,887

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51			710,000	709,365

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26			355,000	319,606

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42			205,000	200,770

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47			1,136,000	1,108,781

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27			976,000	924,504

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			715,000	744,557

CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48			196,000	199,116

CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38			589,000	582,442

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			185,000	185,925

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			245,000	231,525

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			430,000	434,838

Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5.25%, 1/15/26(R)			510,000	510,000

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			145,000	137,206

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			659,000	664,674

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4.75%, 1/30/20			121,000	124,489

Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)			480,000	485,119

Service Corp. International sr. unsec. notes 4.625%, 12/15/27			265,000	259,117

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			748,000	682,021

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)			458,000	432,096

				9,306,760
Technology (0.8%)

Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26			929,000	830,699

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			215,000	214,763

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			297,000	307,514

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43			421,000	402,221

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27			1,387,000	1,324,294

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			271,000	333,681

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			1,231,000	1,294,761

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			925,000	851,435

Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27			659,000	635,021

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			816,000	754,522

salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28			1,650,000	1,634,134

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27			535,000	504,614

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26			1,075,000	1,058,875

				10,146,534
Transportation (0.1%)

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			540,000	506,743

Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22			479,749	507,414

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26			192,891	190,128

				1,204,285
Utilities and power (1.1%)

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27			510,000	517,650

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35			510,000	595,801

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42			138,000	144,675

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33			595,000	697,561

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			220,000	220,395

Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41			450,000	463,032

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)			365,000	380,864

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			490,000	619,420

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26			437,000	415,152

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			540,000	534,826

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48			510,000	482,162

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27			86,000	84,146

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47			144,000	149,782

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44			1,120,000	1,257,874

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)			185,000	233,206

IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24			340,000	329,148

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			179,000	176,560

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			420,000	419,061

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23			655,000	633,155

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77			770,000	736,313

Oncor Electric Delivery Co., LLC sr. notes 7.00%, 9/1/22			445,000	507,291

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22			145,000	148,115

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19			889,000	936,698

WEC Energy Group, Inc. jr. unsec. sub. FRN, Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 3.951%, 5/15/67			1,945,000	1,928,137

				12,611,024

Total corporate bonds and notes (cost $174,969,318)				$175,878,508

MORTGAGE-BACKED SECURITIES (0.8%)(a)
			Principal amount	Value

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.597%, 10/25/27 (Bermuda)			$502,294	$504,491

Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)			508,000	502,675
Ser. 14-GC21, Class AS, 4.026%, 5/10/47			520,000	522,942

COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.778%, 12/10/44(WAC)			500,000	499,064
FRB Ser. 14-CR18, Class C, 4.892%, 7/15/47(WAC)			2,392,000	2,383,929
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)			777,000	801,507
Ser. 12-CR1, Class AM, 3.912%, 5/15/45			1,046,000	1,057,670

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.247%, 1/25/29			8,434	8,468
Ser. 01-79, Class BI, IO, 0.285%, 3/25/45(WAC)			781,943	6,647

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)			194,241	19

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C14, Class C, 4.722%, 8/15/46(WAC)			683,000	674,639

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 12-C6, Class D, 5.306%, 5/15/45(WAC)			772,000	752,546

JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class D, 4.809%, 10/15/45(WAC)			404,000	384,785

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31			28,672	28,629

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.601%, 3/15/45(WAC)			1,794,000	1,682,447

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			2,060,221	155,547

WF-RBS Commercial Mortgage Trust Ser. 14-C19, Class C, 4.646%, 3/15/47(WAC)			226,000	224,352

Total mortgage-backed securities (cost $11,328,155)				$10,190,357

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,057) (Private)(F)(RES)(NON)			371	$795

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,210) (Private)(F)(RES)(NON)			6,416	15,205

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $47,464) (Private)(F)(RES)(NON)			9,325	35,709

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $68,847) (Private)(F)(RES)(NON)			13,526	51,796

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $38,611) (Private)(F)(RES)(NON)			7,033	29,048

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $116,544) (Private)(F)(RES)(NON)			15,175	87,680

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $326,895) (Private)(F)(RES)(NON)			114,700	245,934

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $413,355) (Private)(F)(RES)(NON)			145,037	310,981

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $633,655) (Private)(F)(RES)(NON)			222,546	476,694

Total convertible preferred stocks (cost $1,666,638)				$1,253,842

MUNICIPAL BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34			$215,000	$303,038

North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49			350,000	499,674

OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40			275,000	312,683

Total municipal bonds and notes (cost $841,281)				$1,115,395

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Credit Suisse International

General Electric Co. (Call)	Jun-18/22.00	6,652,155	$472,790	$670

UBS AG

General Electric Co. (Call)	Jun-18/21.00	6,974,485	495,699	2,481

Total purchased options outstanding (cost $309,000)				$3,151

SHORT-TERM INVESTMENTS (5.8%)(a)
			Shares	Value

Putnam Short Term Investment Fund 1.88%(AFF)			61,592,020	$61,592,020

Putnam Cash Collateral Pool, LLC 1.95%(AFF)			7,844,450	7,844,450

Total short-term investments (cost $69,436,470)				$69,436,470

TOTAL INVESTMENTS

Total investments (cost $1,179,449,662)				$1,252,098,834

FORWARD CURRENCY CONTRACTS at 4/30/18 (aggregate face value $50,122,530) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	British Pound	Sell	6/20/18	$3,002,734	$3,000,530	$(2,204)
	Canadian Dollar	Sell	7/18/18	5,196,657	5,183,842	(12,815)
Barclays Bank PLC
	British Pound	Buy	6/20/18	2,795,606	2,892,748	(97,142)
	Canadian Dollar	Sell	7/18/18	2,695,236	2,688,380	(6,856)
Citibank, N.A.
	British Pound	Sell	6/20/18	3,722,507	3,719,141	(3,366)
	Euro	Sell	6/20/18	6,505,784	6,602,144	96,360
	Japanese Yen	Buy	5/16/18	2,410,509	2,490,637	(80,128)
	Japanese Yen	Sell	5/16/18	2,410,509	2,424,321	13,812
Goldman Sachs International
	British Pound	Sell	6/20/18	3,712,847	3,710,041	(2,806)
	Canadian Dollar	Sell	7/18/18	4,468,679	4,486,002	17,323
	Euro	Sell	6/20/18	429,534	435,889	6,355
	Japanese Yen	Buy	5/16/18	1,414,910	1,457,262	(42,352)
	Japanese Yen	Sell	5/16/18	1,414,910	1,419,914	5,004
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/18/18	2,537,624	2,531,610	(6,014)
State Street Bank and Trust Co.
	Israeli Shekel	Sell	7/18/18	2,318,777	2,389,487	70,710
UBS AG
	Australian Dollar	Sell	7/18/18	1,996,976	2,035,657	38,681
	Euro	Sell	6/20/18	2,615,864	2,654,925	39,061

Unrealized appreciation						287,306

Unrealized (depreciation)						(253,683)

Total						$33,623
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

S&P 500 Index E-Mini (Long)	41	$5,428,503	$5,426,350	Jun-18	$(123,279)

Unrealized appreciation					—

Unrealized (depreciation)					(123,279)

Total					$(123,279)

WRITTEN OPTIONS OUTSTANDING at 4/30/18 (premiums $130,631) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Credit Suisse International

General Electric Co. (Call)	Jun-18/$24.00	$6,652,155	$472,790	$623
UBS AG

General Electric Co. (Call)	Jun-18/22.00	6,974,485	495,699	703

Total				$1,326

TBA SALE COMMITMENTS OUTSTANDING at 4/30/18 (proceeds receivable $8,036,328) (Unaudited)

Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4.00%, 5/1/48	$2,000,000	5/14/18	$2,037,188
Federal National Mortgage Association, 3.50%, 5/1/48	6,000,000	5/14/18	5,957,812

Total			$7,995,000

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through April 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,198,877,643.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,544,983, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$21,555,769	$172,900,106	$186,611,425	$250,424	$7,844,450
	Putnam Short Term Investment Fund**	48,130,013	217,366,575	203,904,568	716,597	61,592,020

	Total Short-term investments	$69,685,782	$390,266,681	$390,515,993	$967,021	$69,436,470
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $7,844,450, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $7,668,435.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $379,281.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $191,066.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $47,826,795 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $141,507 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $191,066 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$23,555,123	$939,450	$—
Capital goods	64,080,724	3,169,120	—
Communication services	25,803,608	—	—
Conglomerates	9,868,679	—	—
Consumer cyclicals	92,556,483	1,431,775	—
Consumer staples	57,002,950	2,187,283	—
Energy	24,755,871	20,712,272	—
Financials	114,962,685	8,760,550	291,141
Health care	91,275,856	—	—
Technology	152,572,763	8,325,767	—
Transportation	3,696,935	1,235,727	—
Utilities and power	33,361,046	1,956,555	—
Total common stocks	693,492,723	48,718,499	291,141
Convertible preferred stocks	—	—	1,253,842
Corporate bonds and notes	—	175,878,508	—
Mortgage-backed securities	—	10,190,357	—
Municipal bonds and notes	—	1,115,395	—
Purchased options outstanding	—	3,151	—
U.S. government and agency mortgage obligations	—	109,625,786	—
U.S. treasury obligations	—	142,092,962	—
Short-term investments	7,844,450	61,592,020	—

Totals by level	$701,337,173	$549,216,678	$1,544,983

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$33,623	$—
Futures contracts	(123,279)	—	—
TBA sale commitments	—	(7,995,000)	—
Written options outstanding	—	(1,326)	—

Totals by level	$(123,279)	$(7,962,703)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$287,306	$253,683
Equity contracts	3,151	124,605

Total	$290,457	$378,288

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$580,000
Written equity option contracts (contract amount)		$580,000
Futures contracts (number of contracts)		40
Forward currency contracts (contract amount)		$56,200,000
Warrants (number of warrants)		2,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

George Putnam Balanced Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 29, 2018